ALAC Separate Account 1
Financial Statements
As of and for the year ended December 31, 2024

ALAC Separate Account 1
Index to the Financial Statements
As of and for the year ended December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of ALAC Separate Account 1 and the
Board of Directors of Athene Annuity and Life Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below which comprises ALAC Separate Account 1 (the “Account”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, changes in net assets for the years ended December 31, 2024 and 2023, the financial highlights for the years ended December 31, 2024, 2023 and 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Royce Capital Fund Micro-Cap Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Portfolio	First Eagle Investment Management Overseas Variable Fund
Fidelity Variable Insurance Products Asset Manager Portfolio	T. Rowe Price Equity Series, Inc. International Stock Portfolio	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio
Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio
Fidelity Variable Insurance Products Equity-Income Portfolio	VanEck VIP Trust Global Resources Fund Portfolio	PIMCO Variable Insurance Trust High Yield Portfolio
Fidelity Variable Insurance Products Growth Portfolio	Pioneer Investments Pioneer Fund VCT Portfolio	PIMCO Variable Insurance Trust Real Return Portfolio
Fidelity Variable Insurance Products Index 500 Portfolio	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Des Moines, Iowa
April 28, 2025

We have served as the Account’s auditor since 2022.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2024

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,387,936	$563,127	$411,964	$4,406,751	$1,790,939
Total Assets	$1,387,936	$563,127	$411,964	$4,406,751	$1,790,939

Net assets in the accumulation period	$1,387,936	$563,127	$411,964	$4,406,751	$1,790,939
Net assets	$1,387,936	$563,127	$411,964	$4,406,751	$1,790,939

Accumulation unit value	$82.946	$39.076	$40.772	$152.062	$67.849
Accumulation units outstanding	16,733	14,411	10,104	28,980	26,396

Shares of mutual funds owned	68,036	31,619	25,043	76,057	67,354

Investments, at cost	$1,408,107	$758,182	$381,511	$2,708,765	$1,541,848
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2024

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$3,342,046	$5,362,963	$410,991	$536,810	$938,928	$198,521
Total Assets	$3,342,046	$5,362,963	$410,991	$536,810	$938,928	$198,521

Net assets in the accumulation period	$3,342,046	$5,362,963	$410,991	$536,810	$938,928	$198,521
Net assets	$3,342,046	$5,362,963	$410,991	$536,810	$938,928	$198,521

Accumulation unit value	$120.243	$110.134	$23.296	$13.292	$26.605	$16.882
Accumulation units outstanding	27,794	48,695	17,642	40,385	35,292	11,759

Shares of mutual funds owned	34,475	9,417	37,431	536,810	62,763	42,329

Investments, at cost	$2,473,043	$1,746,152	$471,999	$536,809	$948,866	$207,708
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2024

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$92,716	$1,108,533	$1,769,431	$409,209	$797,167
Total Assets	$92,716	$1,108,533	$1,769,431	$409,209	$797,167

Net assets in the accumulation period	$92,716	$1,108,533	$1,769,431	$409,209	$797,167
Net assets	$92,716	$1,108,533	$1,769,431	$409,209	$797,167

Accumulation unit value	$30.220	$105.806	$51.446	$82.903	$86.059
Accumulation units outstanding	3,068	10,477	34,394	4,936	9,263

Shares of mutual funds owned	3,682	59,663	64,838	41,970	34,052

Investments, at cost	$86,943	$973,992	$1,566,828	$382,319	$812,120
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2024

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$300,738	$344,788	$60,893	$142,412
Total Assets	$300,738	$344,788	$60,893	$142,412

Net assets in the accumulation period	$300,738	$344,788	$60,893	$142,412
Net assets	$300,738	$344,788	$60,893	$142,412

Accumulation unit value	$28.420	$61.046	$27.767	$23.221
Accumulation units outstanding	10,582	5,648	2,193	6,133

Shares of mutual funds owned	9,614	8,635	8,411	12,373

Investments, at cost	$237,781	$173,123	$62,706	$159,751
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2024

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$2,153	$10,021	$7,923	$32,410
Expenses
Mortality and expense and administration charges	19,889	8,474	5,816	59,867	27,251
Net investment income (loss)	(19,889)	(6,321)	4,205	(51,944)	5,159

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(20,768)	(45,739)	2,107	283,601	78,614
Capital gains distributions	—	—	2,620	501,669	106,890
Net realized gain (loss) on investments	(20,768)	(45,739)	4,727	785,270	185,504

Net change in unrealized appreciation (depreciation)
on investments	291,224	90,772	18,672	420,473	62,563
Net increase (decrease) in net assets
resulting from operations	$250,567	$38,712	$27,604	$1,153,799	$253,226
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2024

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$28	$65,062	$14,758	$31,294	$9,169	$8,578
Expenses
Mortality and expense and administration charges	46,966	72,787	6,130	8,812	14,557	2,850
Net investment income (loss)	(46,938)	(7,725)	8,628	22,482	(5,388)	5,728

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	199,802	402,458	(7,425)	—	11,050	(810)
Capital gains distributions	711,380	3,092	—	—	23,728	—
Net realized gain (loss) on investments	911,182	405,550	(7,425)	—	34,778	(810)

Net change in unrealized appreciation (depreciation)
on investments	(45,239)	667,777	746	—	(5,495)	2,199
Net increase (decrease) in net assets
resulting from operations	$819,005	$1,065,602	$1,949	$22,482	$23,895	$7,117
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2024

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$3,395	$8,179	$—	$—	$14,257
Expenses
Mortality and expense and administration charges	1,838	16,043	24,000	6,128	11,658
Net investment income (loss)	1,557	(7,864)	(24,000)	(6,128)	2,599

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	3,037	18,632	8,572	5,346	(2,244)
Capital gains distributions	—	55,324	—	30,379	5,636
Net realized gain (loss) on investments	3,037	73,956	8,572	35,725	3,392

Net change in unrealized appreciation (depreciation)
on investments	(9,949)	145,524	355,135	20,256	31,243
Net increase (decrease) in net assets
resulting from operations	$(5,355)	$211,616	$339,707	$49,853	$37,234
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2024

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$760	$5,409	$3,871
Expenses
Mortality and expense and administration charges	4,394	4,827	1,295	2,064
Net investment income (loss)	(4,394)	(4,067)	4,114	1,807

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	15,020	28,849	(1,428)	(1,691)
Capital gains distributions	17,321	16,375	—	—
Net realized gain (loss) on investments	32,341	45,224	(1,428)	(1,691)

Net change in unrealized appreciation (depreciation)
on investments	36,443	32,209	2,243	1,068
Net increase (decrease) in net assets
resulting from operations	$64,390	$73,366	$4,929	$1,184
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308
Changes from 2023 operations
Net investment income (loss)	(19,292)	(8,991)	3,855	(34,892)	8,288
Net realized gain (loss) on investments	(111,823)	(102,968)	3,936	327,495	75,958
Net change in unrealized appreciation
(depreciation) on investments	408,313	202,742	34,634	745,353	78,563
Net increase (decrease) in net assets
resulting from operations	277,198	90,783	42,425	1,037,956	162,809
Contract transactions
Deposits	831	1,135	—	1,754	1,630
Surrenders and death benefits	(268,214)	(168,428)	(6,349)	(588,636)	(318,264)
Contract maintenance charges	(255)	(107)	14	(492)	(254)
Other transfers between sub-accounts,
including fixed interest account	(51,069)	3,083	156	(96,145)	(6,358)
Net decrease in net assets
resulting from contract transactions	(318,707)	(164,317)	(6,179)	(683,519)	(323,246)
Total increase (decrease) in net assets	(41,509)	(73,534)	36,246	354,437	(160,437)
Net assets at December 31, 2023	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871
Changes from 2024 operations
Net investment income (loss)	(19,889)	(6,321)	4,205	(51,944)	5,159
Net realized gain (loss) on investments	(20,768)	(45,739)	4,727	785,270	185,504
Net change in unrealized appreciation (depreciation)
on investments	291,224	90,772	18,672	420,473	62,563
Net increase (decrease) in net assets
resulting from operations	250,567	38,712	27,604	1,153,799	253,226
Contract transactions
Deposits	510	1,327	—	1,717	1,176
Surrenders and death benefits	(207,306)	(85,122)	(26,649)	(592,004)	(327,745)
Contract maintenance charges	(236)	(89)	(66)	(442)	(286)
Other transfers between sub-accounts,
including fixed interest account	(13,158)	(13,681)	(2,097)	(32,870)	(55,303)
Net decrease in net assets
resulting from contract transactions	(220,190)	(97,565)	(28,812)	(623,599)	(382,158)
Total increase (decrease) in net assets	30,377	(58,853)	(1,208)	530,200	(128,932)
Net assets at December 31, 2024	$1,387,936	$563,127	$411,964	$4,406,751	$1,790,939
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233
Changes from 2023 operations
Net investment income (loss)	(34,212)	2,240	5,084	25,248	(4,849)	3,940
Net realized gain (loss) on investments	204,777	650,261	(10,910)	—	(19,258)	(1,414)
Net change in unrealized appreciation
(depreciation) on investments	635,876	351,390	27,336	—	170,298	4,528
Net increase (decrease) in net assets
resulting from operations	806,441	1,003,891	21,510	25,248	146,191	7,054
Contract transactions
Deposits	2,361	4,071	832	818	—	—
Surrenders and death benefits	(189,878)	(930,914)	(63,049)	(422,381)	(214,444)	(16,453)
Contract maintenance charges	(549)	(567)	62	(40)	(100)	(33)
Other transfers between sub-accounts,
including fixed interest account	(70,591)	(73,649)	3,088	369,091	(11,954)	(801)
Net decrease in net assets
resulting from contract transactions	(258,657)	(1,001,059)	(59,067)	(52,512)	(226,498)	(17,287)
Total increase (decrease) in net assets	547,784	2,832	(37,557)	(27,264)	(80,307)	(10,233)
Net assets at December 31, 2023	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000
Changes from 2024 operations
Net investment income (loss)	(46,938)	(7,725)	8,628	22,482	(5,388)	5,728
Net realized gain (loss) on investments	911,182	405,550	(7,425)	—	34,778	(810)
Net change in unrealized appreciation (depreciation)
on investments	(45,239)	667,777	746	—	(5,495)	2,199
Net increase (decrease) in net assets
resulting from operations	819,005	1,065,602	1,949	22,482	23,895	7,117
Contract transactions
Deposits	2,130	3,666	765	585	—	—
Surrenders and death benefits	(428,592)	(429,871)	(41,071)	(280,056)	(100,339)	(9,939)
Contract maintenance charges	(526)	(549)	(63)	(57)	(92)	(32)
Other transfers between sub-accounts,
including fixed interest account	(24,255)	(63,447)	(1,321)	128,793	(21,738)	(1,625)
Net decrease in net assets
resulting from contract transactions	(451,243)	(490,201)	(41,690)	(150,735)	(122,169)	(11,596)
Total increase (decrease) in net assets	367,762	575,401	(39,741)	(128,253)	(98,274)	(4,479)
Net assets at December 31, 2024	$3,342,046	$5,362,963	$410,991	$536,810	$938,928	$198,521
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	VanEck VIP			Royce Capital	First Eagle
	Trust	Pioneer Investments		Fund	Inv Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2022	$154,617	$903,389	$1,545,049	$478,516	$863,666
Changes from 2023 operations
Net investment income (loss)	1,961	(4,969)	(21,889)	(6,294)	(11,879)
Net realized gain (loss) on investments	2,018	24,341	(46,973)	(8,928)	59,637
Net change in unrealized appreciation
(depreciation) on investments	(11,417)	213,366	314,749	88,407	23,332
Net increase (decrease) in net assets
resulting from operations	(7,438)	232,738	245,887	73,185	71,090
Contract transactions
Deposits	328	646	775	566	730
Surrenders and death benefits	(12,194)	(68,119)	(173,676)	(88,915)	(88,829)
Contract maintenance charges	(20)	(80)	(177)	(97)	(124)
Other transfers between sub-accounts,
including fixed interest account	125	(44,609)	(37,973)	37	(401)
Net decrease in net assets
resulting from contract transactions	(11,761)	(112,162)	(211,051)	(88,409)	(88,624)
Total increase (decrease) in net assets	(19,199)	120,576	34,836	(15,224)	(17,534)
Net assets at December 31, 2023	$135,418	$1,023,965	$1,579,885	$463,292	$846,132
Changes from 2024 operations
Net investment income (loss)	1,557	(7,864)	(24,000)	(6,128)	2,599
Net realized gain (loss) on investments	3,037	73,956	8,572	35,725	3,392
Net change in unrealized appreciation (depreciation)
on investments	(9,949)	145,524	355,135	20,256	31,243
Net increase (decrease) in net assets
resulting from operations	(5,355)	211,616	339,707	49,853	37,234
Contract transactions
Deposits	424	405	660	666	877
Surrenders and death benefits	(36,750)	(124,409)	(138,075)	(100,133)	(82,799)
Contract maintenance charges	(15)	(110)	(146)	(82)	(91)
Other transfers between sub-accounts,
including fixed interest account	(1,006)	(2,934)	(12,600)	(4,387)	(4,186)
Net decrease in net assets
resulting from contract transactions	(37,347)	(127,048)	(150,161)	(103,936)	(86,199)
Total increase (decrease) in net assets	(42,702)	84,568	189,546	(54,083)	(48,965)
Net assets at December 31, 2024	$92,716	$1,108,533	$1,769,431	$409,209	$797,167
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$282,460	$292,782	$105,071	$161,827
Changes from 2023 operations
Net investment income (loss)	(4,123)	(3,085)	4,172	2,456
Net realized gain (loss) on investments	(112)	24,724	(1,670)	(2,141)
Net change in unrealized appreciation
(depreciation) on investments	49,634	43,838	7,410	3,088
Net increase (decrease) in net assets
resulting from operations	45,399	65,477	9,912	3,403
Contract transactions
Deposits	—	—	—	300
Surrenders and death benefits	(13,996)	(46,699)	(15,670)	(13,780)
Contract maintenance charges	(90)	(19)	(11)	(25)
Other transfers between sub-accounts,
including fixed interest account	1,027	(2,900)	(761)	(435)
Net decrease in net assets
resulting from contract transactions	(13,059)	(49,618)	(16,442)	(13,940)
Total increase (decrease) in net assets	32,340	15,859	(6,530)	(10,537)
Net assets at December 31, 2023	$314,800	$308,641	$98,541	$151,290
Changes from 2024 operations
Net investment income (loss)	(4,394)	(4,067)	4,114	1,807
Net realized gain (loss) on investments	32,341	45,224	(1,428)	(1,691)
Net change in unrealized appreciation (depreciation)
on investments	36,443	32,209	2,243	1,068
Net increase (decrease) in net assets
resulting from operations	64,390	73,366	4,929	1,184
Contract transactions
Deposits	—	—	—	300
Surrenders and death benefits	(67,889)	(28,687)	(40,753)	(9,379)
Contract maintenance charges	(91)	(21)	(7)	(20)
Other transfers between sub-accounts,
including fixed interest account	(10,472)	(8,511)	(1,817)	(963)
Net decrease in net assets
resulting from contract transactions	(78,452)	(37,219)	(42,577)	(10,062)
Total increase (decrease) in net assets	(14,062)	36,147	(37,648)	(8,878)
Net assets at December 31, 2024	$300,738	$344,788	$60,893	$142,412
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

1.    Organization
ALAC Separate Account 1 (the Separate Account), is a segregated investment account of Athene Annuity and Life Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company, which are issued out of the Company's general account.
On October 11, 2024, Athene Annuity & Life Assurance Company (AADE) merged with and into Athene Annuity and Life Company (AAIA), with AAIA as the surviving entity following the receipt of all required regulatory approvals.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products:  “Visionary” and “Visionary Choice” products.  These products were last issued in 2001 and 2002, respectively. Neither of these products are actively being marketed by the Company. The significant features of these products are summarized below:
Visionary - This contract provides flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Visionary Choice - This contract provides flexible premium payments, death benefits, option of multiple annuitants, withdrawal charge options and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account (the Subaccounts). The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Asset Manager Portfolio	Asset Manager Portfolio
Contrafund Portfolio	Contrafund Portfolio
Equity-Income Portfolio	Equity-Income Portfolio
Growth Portfolio	Growth Portfolio
Index 500 Portfolio	Index 500 Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Portfolio	Government Money Market Portfolio
(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

Subaccount	Mutual Fund
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
International Stock Portfolio	International Stock Portfolio
Limited-Term Bond Portfolio	Limited-Term Bond Portfolio
VanEck VIP Trust	VanEck VIP Trust
Global Resources Fund Portfolio	Global Resources Fund Portfolio
Pioneer Investments	Pioneer Investments
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio
Pioneer Select Mid Cap Growth VCT	Pioneer Select Mid Cap Growth VCT
Portfolio	Portfolio
Royce Capital Fund	Royce Capital Fund
Micro-Cap Portfolio	Micro-Cap Portfolio
First Eagle Investment Management	First Eagle Investment Management
Overseas Variable Fund	Overseas Variable Fund
Neuberger Berman Advisors Management	Neuberger Berman Advisors Management
Trust	Trust
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Sustainable Equity Portfolio	Sustainable Equity Portfolio
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
High Yield Portfolio	High Yield Portfolio
Real Return Portfolio	Real Return Portfolio
(Concluded)

Adopted Accounting Pronouncements
Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07)
The amendments in this update require disclosure of incremental segment information on an annual and interim basis for all public entities to provide analyses useful to investors for decision making. The update requires public entities, including those with a single reportable segment, to report significant segment expenses that are regularly provided to and used by the chief operating decision maker in managing the business.

The Company adopted this update effective December 31, 2024 and updated disclosures are included below in – Summary of Significant Accounting Policies.

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments are stated at the closing net asset values (NAV) per share on the last trading day of the year. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the average cost method. In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3 Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2024.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Segment Reporting
Each Subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (CODM) oversees the activities of the Separate Account using information of each Subaccount. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024
vehicle for individual variable annuity contracts with the assets owned by the Company to support the liabilities of the applicable insurance contracts. The President of the Company is the CODM.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operations decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each Subaccount’s operating segment significant expenses. All assets and revenue are generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

3.    Fund Charges
Other Charges
Amounts are paid to the Company for mortality and expense guarantees at the rate of 1.25% of the current value of the Separate Account on an annual basis. The Separate Account also pays the Company for other expenses, such as contract maintenance fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (0.15% on an annual basis). These charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).

Under these agreements, the Company is responsible for all sales, general, and administrative expenses applicable to the Separate Account.

There is a maturity benefit on the variable annuity contracts. If the account value is lower than the guaranteed minimum maturity benefit, the general account funds an increase to the separate account which is recorded as a negative charge in the general account.

Withdrawal Charge
A withdrawal charge is imposed in the event of full or partial withdrawal. The policyowner had two withdrawal charge options to choose from at the time the contract was purchased. The first option was the date of issue withdrawal charge option where the withdrawal charge is 7% in the first six complete contract years, decreasing to 6% in the seventh complete contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten. The second option was the date of premium payment withdrawal charge option where the withdrawal charge is calculated from the date of a premium payment. The date of premium payment withdrawal charge is 7% in the first premium payment year, decreasing by 1% in each subsequent premium payment year, until it is zero in premium payment year eight. During 2024, funds that included a date of issue withdrawal charge option are outside of the withdrawal charge period, while there are still some funds within the charge period that include the date of premium payment withdrawal charge option.

Transfer Charge
A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer from and among sub-accounts in any one contract year. These charges are included within contract maintenance charges in the Statements of Changes in Net Assets.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2024:

	Cost of	Proceeds
	Purchases	from Sales
The Alger Funds Mid Cap Growth Portfolio	$14,434	$254,513
The Alger Funds Small Cap Growth Portfolio	14,787	118,672
Fidelity Variable Insurance Products Asset Manager Portfolio	13,728	35,714
Fidelity Variable Insurance Products Contrafund Portfolio	509,260	683,133
Fidelity Variable Insurance Products Equity-Income Portfolio	177,096	447,204
Fidelity Variable Insurance Products Growth Portfolio	712,958	499,759
Fidelity Variable Insurance Products Index 500 Portfolio	115,076	609,910
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio	27,145	60,208
Fidelity Variable Insurance Products
Government Money Market Portfolio	162,120	290,373
T. Rowe Price Equity Series, Inc. International Stock Portfolio	77,299	181,127
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	12,509	18,378
VanEck VIP Trust Global Resources Fund	4,059	39,849
Pioneer Investments Pioneer Fund VCT Portfolio	83,880	163,467
Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio	25,379	199,539
Royce Capital Fund Micro-Cap Portfolio	31,283	110,968
First Eagle Investment Management Overseas Variable Fund	20,045	98,009
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio	17,996	83,520
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	30,844	55,754
PIMCO Variable Insurance Trust High Yield Portfolio	8,525	46,989
PIMCO Variable Insurance Trust Real Return Portfolio	7,186	15,442

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
	Units	Units
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	983	2,143
Redemptions	(3,789)	(7,065)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	1,614	4,418
Redemptions	(4,175)	(9,249)
Fidelity Variable Insurance Products Asset Manager Portfolio
Contract purchases	1,047	1,048
Redemptions	(1,785)	(1,223)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	927	2,439
Redemptions	(5,580)	(9,024)
Fidelity Variable Insurance Products Equity-Income Portfolio
Contract purchases	2,468	3,529
Redemptions	(8,256)	(9,400)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	1,287	1,882
Redemptions	(5,297)	(4,940)
Fidelity Variable Insurance Products Index 500 Portfolio
Contract purchases	2,177	3,325
Redemptions	(7,020)	(16,378)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	8,510	10,601
Redemptions	(10,288)	(13,216)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	13,642	32,336
Redemptions	(25,113)	(36,321)
T. Rowe Price Equity Series, Inc. International Stock Portfolio
Contract purchases	812	4,099
Redemptions	(5,213)	(13,433)
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio
Contract purchases	1,527	1,539
Redemptions	(2,214)	(2,622)
VanEck VIP Global Resources Fund Portfolio
Contract purchases	352	295
Redemptions	(1,578)	(662)
Pioneer Investments Pioneer Fund VCT Portfolio
Contract purchases	432	873
Redemptions	(1,660)	(2,298)
		(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

	Year Ended December 31,
	2024	2023
	Units	Units
Pioneer Investments Pioneer Select Mid Cap Growth VCT
Portfolio
Contract purchases	1,159	1,921
Redemptions	(4,295)	(7,383)
Royce Capital Fund Micro-Cap Portfolio
Contract purchases	241	235
Redemptions	(1,568)	(1,550)
First Eagle Investment Management Overseas Variable Fund
Contract purchases	37	185
Redemptions	(1,060)	(1,297)
Neuberger Berman Advisors Management Trust Mid-Cap
Growth Portfolio
Contract purchases	1,280	1,279
Redemptions	(4,244)	(1,895)
Neuberger Berman Advisors Management Trust Sustainable
Equity Portfolio
Contract purchases	10	2
Redemptions	(635)	(1,177)
PIMCO Variable Insurance Trust High Yield Portfolio
Contract purchases	7	1
Redemptions	(1,555)	(675)
PIMCO Variable Insurance Trust Real Return Portfolio
Contract purchases	255	207
Redemptions	(684)	(821)
		(Concluded)

Transfers to are included in contract purchases and transfers from are included in redemptions.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024
6.    Financial Highlights
A summary of units outstanding, unit values and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and the ratios of investment income, expenses to average net assets, and total return for the years then ended were as follows:

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

The Alger Funds
Mid Cap Growth Portfolio
Accumulation units
2024	16,733	$82.946	$1,387,936	—%	1.40%	19.38%
2023	19,539	69.479	1,357,559	—	1.40	21.48
2022	24,461	57.196	1,399,068	—	1.40	(36.96)
2021	26,150	90.724	2,372,426	—	1.40	2.76
2020	32,977	88.286	2,911,397	—	1.40	62.35
The Alger Funds
Small Cap Growth Portfolio
Accumulation units
2024	14,411	39.076	563,127	0.36	1.40	6.62
2023	16,972	36.647	621,980	—	1.40	14.89
2022	21,803	31.900	695,514	—	1.40	(38.87)
2021	22,333	52.185	1,165,444	—	1.40	(7.36)
2020	27,872	56.329	1,570,003	—	1.40	64.84
Fidelity Variable Insurance Products
Asset Manager Portfolio
Accumulation units
2024	10,104	40.772	411,964	2.42	1.40	6.98
2023	10,842	38.108	413,172	2.37	1.40	11.39
2022	11,017	34.213	376,926	2.06	1.40	(16.11)
2021	11,400	40.783	464,925	1.56	1.40	8.40
2020	14,772	37.623	555,762	1.49	1.40	13.28
Fidelity Variable Insurance Products
Contrafund Portfolio
Accumulation units
2024	28,980	152.062	4,406,751	0.19	1.40	31.93
2023	33,633	115.260	3,876,551	0.46	1.40	31.61
2022	40,218	87.576	3,522,114	0.49	1.40	(27.33)
2021	43,130	120.513	5,197,720	0.07	1.40	26.07
2020	52,070	95.592	4,977,477	0.25	1.40	28.76
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Fidelity Variable Insurance Products
Equity-Income Portfolio
Accumulation units
2024	26,396	$67.849	$1,790,939	1.67%	1.40%	13.74%
2023	32,184	59.653	1,919,871	1.82	1.40	9.12
2022	38,055	54.666	2,080,308	1.75	1.40	(6.27)
2021	44,529	58.323	2,597,044	1.89	1.40	23.17
2020	47,773	47.353	2,262,178	1.68	1.40	5.21
Fidelity Variable Insurance Products
Growth Portfolio
Accumulation units
2024	27,794	120.243	3,342,046	0.00	1.40	28.57
2023	31,804	93.519	2,974,284	0.13	1.40	34.36
2022	34,862	69.603	2,426,500	0.62	1.40	(25.50)
2021	39,553	93.428	3,695,363	0.00	1.40	21.51
2020	54,324	76.887	4,176,795	0.08	1.40	41.90
Fidelity Variable Insurance Products
Index 500 Portfolio
Accumulation units
2024	48,695	110.134	5,362,963	1.25	1.40	23.16
2023	53,538	89.424	4,787,562	1.44	1.40	24.45
2022	66,591	71.853	4,784,730	1.43	1.40	(19.34)
2021	73,033	89.082	6,505,922	1.23	1.40	26.80
2020	85,909	70.255	6,035,501	1.73	1.40	16.60
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio
Accumulation units
2024	17,642	23.296	410,991	3.38	1.40	0.37
2023	19,420	23.210	450,732	2.49	1.40	4.74
2022	22,035	22.160	488,289	2.17	1.40	(14.16)
2021	23,936	25.816	617,923	2.02	1.40	(1.98)
2020	25,024	26.338	659,081	1.93	1.40	7.88
Fidelity Variable Insurance Products
Government Money Market Portfolio
Accumulation units
2024	40,385	13.292	536,810	5.00	1.40	3.64
2023	51,856	12.825	665,063	4.81	1.40	3.45
2022	55,841	12.398	692,327	1.38	1.40	0.04
2021	62,732	12.393	777,468	0.01	1.40	(1.37)
2020	72,994	12.566	917,227	0.32	1.40	(1.07)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

T. Rowe Price Equity Series, Inc.
International Stock Portfolio
Accumulation units
2024	35,292	$26.605	$938,928	0.88%	1.40%	1.81%
2023	39,693	26.131	1,037,202	0.93	1.40	14.64
2022	49,027	22.794	1,117,509	0.73	1.40	(16.98)
2021	53,758	27.454	1,475,891	0.55	1.40	(0.08)
2020	60,378	27.476	1,658,966	0.47	1.40	12.86
T. Rowe Price Equity Series, Inc.
Limited-Term Bond Portfolio
Accumulation units
2024	11,759	16.882	198,521	4.21	1.40	3.51
2023	12,446	16.310	203,000	3.31	1.40	3.49
2022	13,529	15.761	213,233	1.94	1.40	(5.84)
2021	14,022	16.737	234,689	1.34	1.40	(1.25)
2020	16,202	16.951	274,639	1.96	1.40	3.25
VanEck VIP
Global Resources Fund Portfolio
Accumulation units
2024	3,068	30.220	92,716	2.59	1.40	(4.19)
2023	4,294	31.537	135,418	2.79	1.40	(4.91)
2022	4,661	33.172	154,617	1.65	1.40	6.90
2021	4,837	31.031	150,095	0.43	1.40	17.28
2020	5,473	26.459	144,810	0.77	1.40	17.46
Pioneer Investments
Pioneer Fund VCT Portfolio
Accumulation units
2024	10,477	105.806	1,108,533	0.72	1.40	20.94
2023	11,705	87.481	1,023,965	0.86	1.40	27.15
2022	13,130	68.803	903,389	0.64	1.40	(20.61)
2021	14,822	86.662	1,284,503	0.32	1.40	26.21
2020	17,080	68.662	1,172,744	0.77	1.40	22.56
Pioneer Investments
Pioneer Select Mid Cap Growth VCT Portfolio
Accumulation units
2024	34,394	51.446	1,769,431	—	1.40	22.21
2023	37,530	42.097	1,579,885	—	1.40	17.13
2022	42,992	35.938	1,545,049	—	1.40	(32.01)
2021	44,333	52.858	2,343,364	—	1.40	6.57
2020	50,784	49.596	2,518,699	—	1.40	37.24
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Royce Capital Fund
Micro-Cap Portfolio
Accumulation units
2024	4,936	$82.903	$409,209	—%	1.40%	12.09%
2023	6,263	73.973	463,292	—	1.40	17.15
2022	7,578	63.145	478,516	—	1.40	(23.51)
2021	8,178	82.550	675,091	—	1.40	28.18
2020	10,209	64.396	657,421	—	1.40	22.08
First Eagle Investment Management
Overseas Variable Fund
Accumulation units
2024	9,263	86.059	797,167	1.72	1.40	4.62
2023	10,286	82.261	846,132	—	1.40	8.56
2022	11,398	75.773	863,666	2.07	1.40	(9.43)
2021	12,149	83.668	1,016,486	0.89	1.40	3.00
2020	13,392	81.235	1,087,894	2.67	1.40	5.37
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio
Accumulation units
2024	10,582	28.420	300,738	—	1.40	22.29
2023	13,546	23.239	314,800	—	1.40	16.52
2022	14,162	19.945	282,460	—	1.40	(29.72)
2021	15,066	28.378	427,545	—	1.40	11.43
2020	23,796	25.467	606,009	—	1.40	38.04
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio
Accumulation units
2024	5,648	61.046	344,788	0.22	1.40	24.09
2023	6,273	49.201	308,641	0.34	1.40	25.15
2022	7,448	39.310	292,782	0.44	1.40	(19.58)
2021	8,118	48.882	396,828	0.38	1.40	21.77
2020	8,900	40.144	357,282	0.55	1.40	17.90
PIMCO Variable Insurance Trust
High Yield Portfolio
Accumulation units
2024	2,193	27.767	60,893	5.85	1.40	5.41
2023	3,741	26.341	98,541	5.68	1.40	10.67
2022	4,415	23.799	105,071	5.05	1.40	(11.52)
2021	4,718	26.901	126,919	4.45	1.40	2.20
2020	4,746	26.320	124,917	4.77	1.40	4.27
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2024

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

PIMCO Variable Insurance Trust
Real Return Portfolio
Accumulation units
2024	6,133	$23.221	$142,412	2.62%	1.40%	0.72%
2023	6,562	23.055	151,290	2.98	1.40	2.24
2022	7,176	22.551	161,827	7.01	1.40	(13.12)
2021	7,407	25.959	192,280	4.96	1.40	4.13
2020	9,940	24.929	247,797	1.43	1.40	10.16
						(Concluded)

(1)    These percentages represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These percentages represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense guarantees and the asset-based administration fees. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These percentages represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2025, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2024 that require disclosure or adjustment to the financial statements at that date or for the period ended.